UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-3954
Dreyfus Tax Exempt Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California Amt Tax-Free Cash Management
October 31, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--106.2%	Rate (%)		Date	Amount ($)	Value ($)

California--102.1%
Adelanto Public Utility Authority,
Revenue, Refunding (Utility
System Project) (Insured;
AMBAC and Liquidity Facility;
Dexia Credit Locale)		3.46	11/1/07	16,100,000 a	16,100,000
Alameda County,
COP (Alameda County Medical
Center Project) (Insured; MBIA)		5.25	6/1/08	100,000	100,876
Alameda-Contra Costa Schools
Financing Authority, COP
(Capital Improvement Financing
Projects) (LOC; Bank of Nova
Scotia)		3.38	11/7/07	100,000 a	100,000
Alameda-Contra Costa Schools
Financing Authority, COP
(Capital Improvements
Financing Projects) (LOC; KBC
Bank)		3.38	11/7/07	275,000 a	275,000
California
(Insured; XLCA and LOC;
Merrill Lynch)		3.48	11/7/07	100,000 a,b	100,000
California,
Economic Recovery Bonds		5.00	1/1/08	100,000	100,251
California,
Economic Recovery Bonds
(Liquidity Facility;
Landesbank Baden-Wurttemberg)		3.57	11/1/07	4,250,000 a	4,250,000
California,
Economic Recovery Bonds (LOC;
Lloyds TSB Bank PLC)		3.37	11/1/07	1,100,000 a	1,100,000
California,
GO Notes
(Kindergarten-University)
(LOC: Citibank NA, National Australia Bank
and State Street Bank and Trust Co.)		3.34	11/7/07	150,000 a	150,000
California,
GO Notes (LOC: Bank of
America, Bank of Nova Scotia
and Landesbank
Hessen-Thuringen Girozentrale)		3.34	11/7/07	1,000,000 a	1,000,000
California,
GO Notes (LOC: JPMorgan Chase Bank
and Westdeutsche Landesbank)		3.44	11/1/07	10,200,000 a	10,200,000
California,
GO Notes (Various Purpose)		6.50	11/1/08	300,000	309,066
California,

GO Notes (Veterans)	9.00	4/1/08	1,205,000	1,232,246
California,
GO Notes (Veterans)	9.20	10/1/08	1,000,000	1,049,137
California,
RAN	4.00	6/30/08	10,000,000 c	10,040,900
California Department of Water
Resources, Power Supply
Revenue (Insured; AMBAC and
Liquidity Facility; Landesbank
Baden-Wurttemberg)	3.44	11/7/07	450,000 a	450,000
California Department of Water
Resources, Power Supply
Revenue (Insured; FGIC and
Liquidity Facility: Bayerische
Landesbank and Landesbank
Hessen-Thuringen Girozentrale)	3.32	11/7/07	5,200,000 a	5,200,000
California Department of Water
Resources, Power Supply
Revenue (LOC: Bayerische
Landesbank and Westdeutsche
Landesbank)	3.37	11/1/07	14,600,000 a	14,600,000
California Department of Water
Resources, Power Supply
Revenue (LOC; BNP Paribas)	3.46	11/1/07	18,500,000 a	18,500,000
California Department of Water
Resources, Power Supply
Revenue (LOC: California State
Teachers Retirement System and
JPMorgan Chase Bank)	3.32	11/7/07	1,400,000 a	1,400,000
California Department of Water
Resources, Power Supply
Revenue (LOC; Citibank NA)	3.46	11/1/07	13,260,000 a	13,260,000
California Department of Water
Resources, Power Supply
Revenue (LOC: JPMorgan Chase
Bank and Societe Generale)	3.39	11/1/07	1,800,000 a	1,800,000
California Educational Facilities
Authority, Revenue (University
of Judaism) (LOC; Allied Irish
Banks)	3.52	11/7/07	3,200,000 a	3,200,000
California Health Facilities
Financing Authority, Revenue
(Kaiser Permanente)	3.16	11/7/07	450,000 a	450,000
California Housing Finance Agency,
MFHR (Liquidity Facility:
California State Teachers
Retirement System and
Landesbank Hessen-Thuringen
Girozentrale)	3.44	11/1/07	4,135,000 a	4,135,000
California Housing Finance Agency,
MFHR (Liquidity Facility; FNMA)	3.09	11/7/07	12,875,000 a	12,875,000
California Pollution Control
Financing Authority, PCR
(Southdown, Inc. Project)

(LOC; Wachovia Bank)	3.52	11/30/07	300,000 a	300,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC; Bank
One)	3.38	11/1/07	6,070,000 a	6,070,000
California Pollution Control
Financing Authority, PCR,
Refunding (U.S. Borax Inc.
Project) (LOC; Wachovia Bank)	3.38	11/7/07	210,000 a	210,000
California Statewide Communities
Development Authority, Revenue
(House Ear Institute Project)
(LOC; City National Bank)	3.51	11/7/07	100,000 a	100,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	3.16	11/7/07	3,000,000 a	3,000,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	3.16	11/7/07	100,000 a	100,000
Cerritos Community College
District, GO Notes	5.00	8/1/08	140,000	141,613
Covina Redevelopment Agency,
MFHR, Refunding (Shadowhills
Apartments Project) (LOC; FNMA)	3.30	11/7/07	100,000 a	100,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
FGIC and Liquidity Facility;
Morgan Stanley Bank)	3.52	11/7/07	4,000,000 a,b	4,000,000
Hayward Housing Authority,
MFHR, Refunding (Barrington
Hills Apartments) (LOC; FNMA)	3.15	11/7/07	1,600,000 a	1,600,000
Irvine Assessment District Number
89-10 (LOC; Bayerische
Hypo-und Vereinsbank AG)	3.36	11/1/07	4,040,000 a	4,040,000
Los Angeles County,
GO Notes, TRAN	4.50	6/30/08	190,000	191,291
Los Angeles County Housing
Authority, MFHR, Refunding
(Malibu Meadows Project) (Insured;
FNMA)	3.32	11/7/07	200,000 a	200,000
Los Angeles Department of Water
and Power, Power System
Revenue (Liquidity Facility:
California Public Employees
Retirement System, California
State Teachers Retirement System
and Royal Bank of Canada)	3.38	11/1/07	3,000,000 a	3,000,000
Los Angeles Municipal Improvement
Corporation, LR, CP (LOC; Bank
of America)	3.69	11/15/07	900,000	900,000
Los Angeles Unified School

District, COP, Refunding
(Administration Building
Project) (Insured; AMBAC and
Liquidity Facility; Dexia
Credit Locale)	3.08	11/7/07	2,500,000 a	2,500,000
Los Angeles Unified School
District, GO Notes, TRAN	4.25	12/3/07	3,300,000	3,302,069
Macon Trust Various Certificates
(Irvine Unified School
District) (Liquidity Facility;
Bank of America and LOC; Bank
of America)	3.47	11/7/07	3,000,000 a,b	3,000,000
Madera Irrigation Financing
Authority, Water Revenue
(Insured; XLCA and Liquidity
Facility; Dexia Credit Locale)	3.46	11/1/07	200,000 a	200,000
Manteca Redevelopment Agency,
Subordinate Tax Allocation
Revenue, Refunding (Amended
Merged Project Area) (Insured;
XLCA and Liquidity Facility;
State Street Bank and Trust
Co.)	3.46	11/1/07	4,800,000 a	4,800,000
Maywood,
COP (Infrastructure Financing
Project) (LOC; Allied Irish
Banks)	3.42	11/7/07	2,630,000 a	2,630,000
Menlo Park Community Development
Agency, Tax Allocation
Revenue, Refunding (Las Pulgas
Community Development Project)
(Insured; AMBAC and Liquidity
Facility; State Street Bank
and Trust Co.)	3.46	11/1/07	6,400,000 a	6,400,000
Metropolitan Water District of
Southern California, Water
Revenue (Liquidity Facility;
Lloyds TSB Bank PLC)	3.45	11/1/07	5,500,000 a	5,500,000
Orange County,
Apartment Development Revenue,
Refunding (Harbor Pointe) (LOC; FHLB)	3.32	11/7/07	2,160,000 a	2,160,000
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Los Medanos Community
Development Project) (Insured;
AMBAC and Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	3.46	11/1/07	10,300,000 a	10,300,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments

Project)) (Liquidity Facility;
Merrill Lynch and LOC; Merrill
Lynch)	3.53	11/7/07	3,800,000 a,b	3,800,000
Puttable Floating Option Tax
Exempt Receipts (East Bay
Municipal Utility District,
Wastewater System Subordinated
Revenue) (Insured: AMBAC, FGIC
and MBIA and Liquidity
Facility; Merrill Lynch
Capital Services)	3.47	11/7/07	100,000 a,b	100,000
Puttable Floating Option Tax
Exempt Receipts (Japanese
Museum) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch Capital
Services)	3.58	11/7/07	4,700,000 a,b	4,700,000
Riverside County Housing
Authority, Multifamily
Housing Mortgage Revenue,
Refunding (Mountain View
Apartments) (LOC: FHLB)	3.33	11/7/07	925,000 a	925,000
Sacramento City Financing
Authority, Capital Improvement
Revenue (Water and Capital
Improvement Projects)
(Insured; AMBAC)	4.00	12/1/07	150,000	150,023
Sacramento County Sanitation
Districts Financing Authority,
Revenue	5.00	12/1/07	200,000 d	200,206
Sacramento Municipal Utility
District, Electric Revenue
(Insured; MBIA)	4.00	8/15/08	100,000	100,381
Sacramento Municipal Utility
District, Electric Revenue,
Refunding (Insured; FSA)	5.00	11/15/07	100,000	100,049
San Bernardino County,
Multifamily Housing Mortgage
Revenue, Refunding (WLP
Mountain View Apartments)
(LOC; FNMA)	3.32	11/7/07	2,785,000 a	2,785,000
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; FSA and Liquidity
Facility; Morgan Stanley Bank)	3.48	11/7/07	190,000 a,b	190,000
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue, Refunding (San
Francisco Redevelopment
Projects) (Insured; MBIA)	5.00	8/1/08	1,000,000 d	1,011,390
San Pablo Redevelopment Agency,
Subordinate Tax Allocation

Revenue (Tenth Township
Redevelopment Project)
(Insured; AMBAC and Liquidity
Facility; Dexia Credit Locale)	3.46	11/1/07	6,600,000 a	6,600,000
Santa Clara County-El Camino
Hospital District Hospital
Facilities Authority, LR
(Valley Medical Center
Project) (LOC; State Street
Bank and Trust Co.)	3.20	11/7/07	2,000,000 a	2,000,000
Santa Paula Schools Financing
Authority, GO Revenue (Santa
Paula Elementary School
District GO Bond Refunding)
(Insured; FSA)	4.00	11/1/07	100,000	100,000
Southern California Public Power
Authority, Transmission Power
Revenue, Refunding (Southern
Transmission Project) (Insured;
FSA and Liquidity Facility; Dexia
Credit Locale)	3.15	11/7/07	435,000 a	435,000
Stockton,
Health Facility Revenue
(Dameron Hospital Association)
(LOC; Citibank NA)	3.46	11/1/07	915,000 a	915,000
Tustin Community Redevelopment
Agency, Revenue (Liquidity
Facility; Citigroup and LOC;
Citigroup)	3.50	11/7/07	2,400,000 a,b	2,400,000
Vacaville Industrial Development
Authority, Industrial Revenue,
Refunding (Leggett & Platt
Inc.) (LOC; Wachovia Bank)	3.31	11/7/07	1,600,000 a	1,600,000
Vallejo,
COP (2001 Golf Course
Facilities Financing Project)
(LOC; California State
Teachers Retirement System)	3.43	11/7/07	150,000 a	150,000
WateReuse Finance Authority,
Revenue (WateReuse Variable
Rate Finance Program)
(Insured; FSA and Liquidity
Facility; DEPFA Bank PLC)	3.08	11/7/07	1,375,000 a	1,375,000
Yuba Community College District,
GO Notes, TRAN	4.00	10/2/08	2,220,000	2,231,225

U.S. Related--4.1%
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	3.51	11/7/07	3,800,000 a,b	3,800,000
Puerto Rico Commonwealth,
Public Improvement GO Notes
(Insured; MBIA)	6.25	7/1/08	150,000	152,606

Puerto Rico Commonwealth,
TRAN (LOC: Banco Bilbao
Vizcaya Argentaria S.A., Banco
Santander S.A., Bank of Nova
Scotia, BNP Paribas, Dexia
Credit Locale, Fortis Bank and
KBC Bank)	4.25	7/30/08	4,200,000 c	4,225,998
Puerto Rico Highways and
Transportation Authority,
Highway Revenue, Refunding
(Insured; FGIC)	5.00	7/1/08	100,000	100,939
Puerto Rico Public Buildings
Authority, Public Education
and Health Facilities Revenue,
Refunding (Insured; MBIA)	5.60	7/1/08	500,000	506,540

Total Investments (cost $227,376,799)			106.2%	227,376,806
Liabilities, Less Cash and Receivables			(6.2%)	(13,297,109)
Net Assets			100.0%	214,079,697

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, these securities amounted to $22,090,000 or 10.3% of net assets.
c	Purchased on a delayed delivery basis.
d	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance

GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Tax Exempt Cash Management
October 31, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--101.3%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--2.7%
Columbia Industrial Development
Board, PCR, Refunding
(Alabama Power Company Project)		3.57	11/1/07	10,200,000 a	10,200,000
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)		3.61	11/1/07	6,900,000 a	6,900,000
Greater Montgomery Educational
Building Authority,
Educational Facility Revenue
(Huntingdon College Project)
(LOC; Regions Bank)		3.46	11/7/07	16,116,000 a	16,116,000
Jefferson County,
Sewer Revenue, Refunding
(Insured; XLCA and Liquidity
Facility; Bank of America)		3.46	11/7/07	30,000,000 a	30,000,000
Jefferson County Public Park and
Recreation Board, Revenue
(YMCA of Birmingham Project)
(LOC; Amsouth Bank)		3.47	11/1/07	2,000,000 a	2,000,000
Mobile Infirmary Health System
Special Care Facilities
Financing Authority, Revenue
(Infirmary Health System,
Inc.) (LOC; Regions Bank)		3.27	11/7/07	15,000,000 a	15,000,000
University of Alabama Board of
Trustees, General Revenue
(University of Alabama)
(Insured; MBIA and Liquidity
Facility; Southtrust Bank)		3.46	11/7/07	6,335,000 a	6,335,000
University of Alabama Board of
Trustees, HR (University of
Alabama at Birmingham)
(Insured; AMBAC and Liquidity
Facility; Fortis Bank)		3.27	11/7/07	10,000,000 a	10,000,000
University of South Alabama,
University Tuition Revenue,
Refunding (Insured; AMBAC and
Liquidity Facility; Morgan
Stanley Bank)		3.50	11/7/07	14,990,000 a,b	14,990,000

Arizona--4.5%
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)
(Liquidity Facility; BNP
Paribas and LOC; BNP Paribas)		3.58	11/7/07	12,515,000 a,b	12,515,000

Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)	3.58	11/7/07	9,995,000 a,b	9,995,000
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)	3.63	11/7/07	16,000,000 a,b	16,000,000
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)	3.63	11/7/07	48,000,000 a,b	48,000,000
Arizona Health Facilities
Authority, Revenue (La Loma
Village) (LOC; Citibank NA)	3.48	11/7/07	7,000,000 a	7,000,000
Arizona School District,
COP (TAN Financing Program)	4.50	7/30/08	16,500,000	16,602,070
Maricopa County,
HR, Refunding (Sun Health
Corporation) (LOC; ABN-AMRO)	3.47	11/7/07	21,565,000 a	21,565,000
Phoenix Civic Improvement
Corporation, Excise Tax
Revenue (Putters Program)
(Civic Plaza Expansion
Project) (Insured; FGIC and
Liquidity Facility; PB Capital
Finance)	3.51	11/7/07	8,225,000 a,b	8,225,000
Puttable Floating Option Tax
Exempt Receipts (Phoenix Civic
Improvement Corporation,
Junior Lien Water System
Revenue) (Insured; MBIA and
Liquidity Facility; Merrill
Lynch Capital Services)	3.52	11/7/07	20,450,000 a,b	20,450,000
Salt River Project Agricultural
Improvement and Power
District, CP (Salt River
Project) (Liqudity Facility:
Bank of America, Citibank NA,
JPMorgan Chase Bank, Marshall and
Isley Bank and Wells Fargo Bank)	3.63	11/8/07	8,400,000	8,400,000
Salt River Project Agricultural
Improvement and Power
District, CP (Salt River
Project) (Liquidity Facility:
Bank of America, Citibank NA,
JPMorgan Chase Bank, Marshall
and Isley Bank and Wells Fargo

Bank)	3.50	2/11/08	15,000,000	15,000,000

Arkansas--.2%
Benton County Public Facilities
Board, College Parking
Facility Revenue (NorthWest
Arkansas Community College
Project) (LOC; Regions Bank)	3.45	11/7/07	8,150,000 a	8,150,000

California--.4%
California,
RAN	4.00	6/30/08	15,000,000 c	15,061,350

Colorado--.8%
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	3.47	11/7/07	26,000,000 a	26,000,000
Southglenn Metropolitan District,
Special Revenue (LOC; BNP
Paribas)	3.48	11/7/07	8,000,000 a	8,000,000

Delaware--.5%
Delaware Economic Development
Authority, MFHR (School House
Project) (LOC; HSBC Bank USA)	3.40	11/7/07	13,000,000 a	13,000,000
Delaware Economic Development
Authority, Revenue
(Connections CSP Project)
(LOC; Mercantile-Safe Deposit
and Trust Company)	3.45	11/7/07	6,940,000 a	6,940,000

District of Columbia--2.0%
Anacostia Waterfront Corporation,
PILOT Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC;
Wachovia Bank)	3.34	11/7/07	50,000,000 a,b	50,000,000
District of Columbia,
Revenue, CP (National Academy
of Science) (Insured; AMBAC
and Liquidity Facility; Bank
of America)	3.48	3/12/08	11,500,000	11,500,000
Puttable Floating Option Tax
Exempt Receipts (District of
Columbia, GO) (Insured; AMBAC
and Liquidity Facility;
Bayerische Landesbank)	3.52	11/7/07	8,330,000 a,b	8,330,000
Puttable Floating Option Tax
Exempt Receipts (District of
Columbia, GO) (Insured; FGIC
and Liquidity Facility;
Merrill Lynch Capital Services)	3.52	11/7/07	13,000,000 a,b	13,000,000

Florida--6.1%

ABN-AMRO Munitops Certificates
Trust (Florida, State Board of
Education, Public Education
Capital Outlay) (Insured;
AMBAC and LOC; ABN-AMRO)	3.50	11/1/07	3,650,000 a	3,650,000
ABN-AMRO Munitops Certificates
Trust (Port Saint Lucie,
Utility System Revenue)
(Insured; MBIA and LOC;
ABN-AMRO)	3.50	11/1/07	3,500,000 a	3,500,000
Alachua County Health Facilities
Authority, Continuing Care
Retirement Community Revenue,
Refunding (Oak Hammock at the
University of Florida Project)
(LOC; BNP Paribas)	3.58	11/1/07	10,100,000 a	10,100,000
Brevard County Health Facilities
Authority, Health Facilities
Revenue, Refunding (Health
First, Inc. Project) (LOC;
SunTrust Bank)	3.58	11/1/07	3,430,000 a	3,430,000
Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia
Credit Locale)	3.50	1/22/08	21,000,000	21,000,000
Florida, State Board of Education,
Public Education Capital
Outlay (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	3.51	11/7/07	16,000,000 a,b	16,000,000
Florida, State Board of Education,
Public Education Capital
Outlay, GO Notes (LOC;
Citibank NA)	3.51	11/1/07	5,945,000 a	5,945,000
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/08	15,500,000	15,624,656
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	3.47	11/7/07	7,000,000 a	7,000,000
Hillsborough County,
Community Investment Tax
Revenue (Insured; AMBAC)	5.00	11/1/08	7,135,000	7,243,156
Marion County Hospital District,
Health System Improvement
Revenue (Munroe Regional
Health System) (LOC; Amsouth
Bank)	3.27	11/7/07	7,060,000 a	7,060,000
Orange County Health Facilities
Authority, Revenue, CP (LOC;
SunTrust Bank)	3.58	1/14/08	10,900,000	10,900,000
Orange County Housing Finance
Authority, MFHR, Refunding
(Heather Glen Apartments)

(Insured; FNMA and Liquidity
Facility; FNMA)	3.28	11/7/07	1,800,000 a	1,800,000
Palm Beach County Educational
Facilities Authority,
Educational Facilities Revenue
(Palm Beach Atlantic College,
Inc. Project) (LOC; Bank of
America)	3.45	11/7/07	11,000,000 a	11,000,000
Palm Beach County School District,
GO Notes, TAN	4.00	9/24/08	26,000,000	26,128,287
Port Orange,
Revenue (Palmer College of
Chiropractic Florida Project)
(LOC; ABN-AMRO)	3.46	11/7/07	4,280,000 a	4,280,000
Sarasota County,
Continuing Care Retirement
Community Revenue, Refunding
(The Glenridge on Palmer
Ranch, Inc. Project) (LOC;
Bank of Scotland)	3.58	11/1/07	15,000,000 a	15,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; Bank
of Nova Scotia)	3.50	1/22/08	16,000,000	16,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.60	12/4/07	10,000,000	10,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.49	1/14/08	49,890,000	49,890,000
Tampa,
Educational Facilities Revenue
(Trinity School for Children
Project) (LOC; Regions Bank)	3.46	11/7/07	4,980,000 a	4,980,000

Georgia--5.1%
Atlanta,
Airport General Revenue,
Refunding (Hartsfield
International Airport)
(Insured; MBIA and Liquidity
Facility; Bayerische
Landesbank)	3.47	11/7/07	65,330,000 a	65,330,000
Cobb County,
GO Notes, TAN	4.00	12/31/07	15,000,000	15,008,262
Dalton,
Combined Utilities Revenue
(Insured; MBIA)	6.00	1/1/08	6,990,000	7,016,393
DeKalb County Housing Authority,
MFHR, Refunding (Wood Hills
Apartment Project) (LOC; Bank
of America)	3.27	11/7/07	4,200,000 a	4,200,000

Fulton County Housing Authority,
MFHR (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch Capital
Services)	3.63	11/7/07	25,365,000 a,b	25,365,000
Georgia Ports Authority,
Revenue (Garden City Terminal
Project) (LOC; SunTrust Bank)	3.26	11/7/07	12,000,000 a	12,000,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue,
CP (LOC; Dexia Credit Locale)	3.72	12/12/07	15,000,000	15,000,000
Municipal Electric Authority of
Georgia, CP (LOC; JPMorgan
Chase Bank)	3.52	11/13/07	45,420,000	45,420,000
Private Colleges and Universities
Authority, CP (Emory
University Project)	3.55	1/14/08	6,000,000	6,000,000
Private Colleges and Universities
Authority, CP (Emory
University Project)	3.55	3/6/08	12,500,000	12,500,000

Idaho--.1%
Idaho Housing and Finance
Association, Nonprofit
Facilities Revenue (Albertson
College of Idaho Project)
(LOC; Key Bank)	3.46	11/7/07	4,070,000 a	4,070,000

Illinois--3.3%
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; FGIC
and Liquidity Facility; PB
Finance Inc.)	3.52	11/7/07	5,105,000 a,b	5,105,000
Chicago O'Hare International
Airport, Revenue, CP (LOC:
Dexia Credit Locale, Fortis
Bank, Societe Generale and
State Street Bank and Trust
Co.)	3.73	11/14/07	7,500,000	7,500,000
Chicago O'Hare International
Airport, Revenue, CP (LOC:
Dexia Credit Locale, Fortis
Bank, Societe Generale and
State Street Bank and Trust
Co.)	3.55	12/10/07	25,000,000	25,000,000
DuQuoin,
Industrial Improvement
Revenue, Refunding (Marshall
Browning Hospital Project)
(LOC; Comerica Bank)	3.48	11/7/07	10,250,000 a	10,250,000
Illinois,
GO Notes	4.25	11/9/07	40,000,000	40,004,480
Illinois Educational Facilities

Authority, Revenue, CP (Pooled
Finance Program) (LOC;
Northern Trust Co.)	3.60	11/7/07	15,000,000	15,000,000
Illinois Housing Development
Authority, Homeowner Mortgage
Revenue	3.45	10/1/08	4,295,000	4,295,000
Puttable Floating Option Tax
Exempt Receipts (Kane County
Forest Preserve District, GO)
(Insured; FGIC and Liquidity
Facility; Merrill Lynch
Capital Services)	3.52	11/7/07	27,425,000 a,b	27,425,000
Romeoville,
Revenue (Lewis University)
(LOC; JPMorgan Chase Bank)	3.58	11/1/07	1,135,000 a	1,135,000

Indiana--2.6%
Indiana Educational Facilities
Authority, Revenue (Martin
University Project) (LOC; Key
Bank)	3.50	11/7/07	2,945,000 a	2,945,000
Indiana Health and Educational
Facility Financing Authority,
Revenue (Ascension Health
Senior Credit Group)
(Liquidity Facility; Citigroup
Inc.)	3.51	11/7/07	55,000,000 a,b	55,000,000
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	5.00	11/1/07	3,200,000	3,200,000
Indianapolis Local Public
Improvement Bond Bank, Notes	4.25	1/8/08	20,850,000	20,868,613
Merrillville Community School
Corporation, Temporary Loan
Warrants	4.00	12/31/07	20,000,000	20,012,680
Pike Township Multi-School
Building Corporation, First
Mortgage Revenue (Insured;
AMBAC)	4.50	7/15/08	5,000,000	5,028,324

Iowa--.4%
Iowa Finance Authority,
Health Facilities Revenue
(Care Initiatives Project)
(LOC; KBC Bank)	3.63	11/1/07	5,000,000 a	5,000,000
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Citibank NA and LOC;
Citigroup Global Market
Holdings)	3.52	11/7/07	11,810,000 a,b	11,810,000

Kansas--.7%

Olathe,
Temporary Notes	4.00	6/1/08	28,615,000 c	28,703,134

Kentucky--.7%
Fort Mitchell, Kentucky League of
Cities Funding Trust, LR
(Trust Lease Program) (LOC;
U.S. Bank NA)	3.47	11/7/07	8,000,000 a	8,000,000
Madisonville,
HR (Trover Clinic Foundation,
Inc.) (Insured; Assured
Guaranty and Liquidity
Facility; JPMorgan Chase Bank)	3.47	11/7/07	19,250,000 a	19,250,000
Richmond,
Lease Program Revenue
(Kentucky League of Cities
Funding Trust) (LOC; U.S. Bank
NA)	3.47	11/7/07	2,000,000 a	2,000,000

Louisiana--2.8%
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Putters
Program) (Insured; AMBAC and
Liquidity Facility; JPMorgan
Chase Bank)	3.51	11/7/07	27,735,000 a,b	27,735,000
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Healthcare
Facilities Revenue, Refunding
(Saint James Place of Baton
Rouge Project) (LOC; ABN-AMRO)	3.51	11/7/07	11,520,000 a	11,520,000
Louisiana Municipal Natural Gas
Purchasing and Distribution
Authority, Revenue (Putters
Program) (Gas Project Number
1) (Liquidity Facility;
JPMorgan Chase Bank and LOC;
JPMorgan Chase Bank)	3.55	11/7/07	27,029,000 a,b	27,029,000
Louisiana Public Facilities
Authority, HR (Touro Infirmary
Project) (Liquidity Facility;
Merrill Lynch)	3.58	11/7/07	34,045,000 a,b	34,045,000
Plaquemines Port Harbor and
Terminal District, Port
Facility Revenue (Chevron Pipe
Line Company Project)	3.85	9/1/08	4,895,000	4,893,681
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.54	11/7/07	9,115,000 a,b	9,115,000

Maryland--.4%
Baltimore County Revenue
Authority, Golf System Revenue
(LOC; M&T Bank)	3.48	11/7/07	4,400,000 a	4,400,000
Frederick County,
Revenue, Refunding
(Manekin-Frederick Associates
Facility) (LOC; M&T Bank)	3.55	11/7/07	2,700,000 a	2,700,000
Maryland Economic Development
Corporation, Revenue (Easter
Seals Facility) (LOC; M&T Bank)	3.48	11/7/07	6,900,000 a	6,900,000
Maryland Economic Development
Corporation, Revenue (Legal
Aid Bureau Inc. Facility)
(LOC; M&T Bank)	3.50	11/7/07	2,355,000 a	2,355,000

Massachusetts--.7%
Massachusetts Development Finance
Agency, Revenue (Lesley
University Issue) (LOC; Bank
of America)	3.50	11/7/07	7,200,000 a	7,200,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Cape Cod
Healthcare Obligated Group
Issue) (Insured; Assured
Guaranty and Liquidity
Facility; Bank of America)	3.47	11/7/07	20,000,000 a	20,000,000

Michigan--6.0%
Detroit,
TAN (LOC; Bank of Nova Scotia)	4.50	3/1/08	45,100,000	45,215,847
Detroit,
Water Supply System Revenue
(Merlots Program) (Insured;
MBIA and Liquidity Facility;
Wachovia Bank)	3.34	11/7/07	12,765,000 a,b	12,765,000
Detroit Downtown Development
Authority, LR, Refunding
(Millender Center Project)
(LOC; HSBC Bank USA)	3.70	11/7/07	17,200,000 a	17,200,000
Eastern Michigan University Board
of Regents, General Revenue,
Refunding (Insured; FGIC and
Liquidity Facility; Dexia
Credit Locale)	3.58	11/1/07	10,240,000 a	10,240,000
Marquette County Economic
Development Corporation, LOR
(Bell Memorial Hospital
Project) (LOC; Charter One
Bank)	3.48	11/7/07	32,285,000 a	32,285,000
Michigan Higher Education
Facilities Authority, Revenue,
Refunding (Walsh College

Project) (LOC; Commerce Bank)	3.48	11/7/07	9,535,000 a	9,535,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.33	11/7/07	10,000,000 a	10,000,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.33	11/7/07	15,000,000 a	15,000,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.33	11/7/07	5,200,000 a	5,200,000
Michigan Municipal Bond Authority,
Revenue Notes	4.50	8/20/08	15,000,000	15,094,865
Michigan Municipal Bond Authority,
Revenue Notes (LOC; Bank of
Nova Scotia)	4.50	8/20/08	10,000,000	10,063,243
Michigan Strategic Fund,
LOR (Legal Aid and Defender
Association, Inc. Project)
(LOC; JPMorgan Chase Bank)	3.51	11/7/07	12,640,000 a	12,640,000
University of Michigan,
CP	3.55	11/14/07	19,650,000	19,650,000
University of Michigan,
CP	3.53	12/11/07	17,635,000	17,635,000
Waterford Township Economic
Development Corporation, LOR,
Refunding (Canterbury Health
Care Inc. Project) (LOC; KBC
Bank)	3.48	11/7/07	10,815,000 a	10,815,000

Minnesota--1.8%
Puttable Floating Option Tax
Exempt Receipts (Saint Paul
Port Authority, MFHR
(Burlington Apartments
Project)) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch Capital
Services)	3.57	11/7/07	5,000,000 a,b	5,000,000
Rochester,
Health Care Facilities
Revenue, CP (Mayo Foundation)	3.52	1/15/08	33,000,000	33,000,000
Rochester,
Health Care Facilities
Revenue, CP (Mayo Foundation)
(Liquidity Facility; Wells
Fargo Bank)	3.52	1/15/08	5,000,000	5,000,000
University of Minnesota,
CP	3.58	11/14/07	30,000,000	30,000,000

Mississippi--1.2%
Mississippi,

GO Notes	6.20	2/1/08	3,830,000	3,855,033
Mississippi Business Finance
Corporation, Health Care
Facilities Revenue (Rush
Medical Foundation Project)
(LOC; Regions Bank)	3.47	11/7/07	25,000,000 a	25,000,000
Mississippi Business Finance
Corporation, Revenue (Outback
98 West CC, LLC Project) (LOC;
First Tennessee Bank N.A.)	3.46	11/7/07	5,600,000 a	5,600,000
Puttable Floating Option Tax
Exempt Receipts (Mississippi,
GO (Community Heritage
Preservation Grant Program))
(Insured; MBIA and Liquidity
Facility; Merrill Lynch
Captial Services)	3.52	11/7/07	13,920,000 a,b	13,920,000

Missouri--.2%
Missouri Health and Educational
Facilities Authority, School
District Advance Funding
Program Notes (Mehlville R-IX
School District)	4.25	11/3/08	6,955,000	7,005,467

Nebraska--.5%
Nebhelp Inc.,
Revenue (Insured; MBIA and
Liquidity Facility; Lloyds TSB
Bank PLC)	3.35	11/7/07	11,780,000 a	11,780,000
Omaha Public Power District,
Electric Revenue, CP
(Liquidity Facility; JPMorgan
Chase Bank)	3.51	12/11/07	9,000,000	9,000,000

Nevada--1.3%
Clark County School District,
GO Notes (Putters Program)
(Insured; FSA and Liquidity
Facility; PB Capital Finance)	3.51	11/7/07	6,920,000 a,b	6,920,000
Las Vegas Valley Water District,
CP (LOC: BNP Paribas and
Lloyds TSB Bank PLC)	3.50	1/22/08	15,250,000	15,250,000
Las Vegas Valley Water District,
Revenue, Refunding	5.00	6/1/08	2,750,000	2,771,128
Nevada,
GO (Limited Tax) Capital
Improvement and Cultural
Affairs, Refunding	5.00	2/1/08	4,955,000	4,972,894
Puttable Floating Option Tax
Exempt Receipts (Clark County,
Highway Revenue (Motor Vehicle
Fuel Tax) Improvement
and Refunding) (Insured;

AMBAC and Liquidity Facility;
KBC Bank)	3.52	11/7/07	4,000,000 a,b	4,000,000
Puttable Floating Option Tax
Exempt Receipts (Nevada, GO
Capital Improvement and
Cultural Affairs Bonds)
(Insured; FGIC and Liquidity
Facility; Merrill Lynch
Capital Services)	3.52	11/7/07	20,960,000 a,b	20,960,000

New Hampshire--.3%
New Hampshire Health and Education
Facilities Authority, HR
(Catholic Medical Center
Issue) (LOC; Citizens Bank of
Massachusetts)	3.45	11/7/07	9,235,000 a	9,235,000
New Hampshire Health and Education
Facilities Authority,
RAN/Capital Notes (The
Riverwoods Company, at Exeter,
New Hampshire)	4.50	9/26/08	4,000,000	4,020,794

New York--1.2%
New York State Dormitory
Authority, Insured Revenue
(Long Island University)
(Insured; CIFG and Liquidity
Facility; Dexia Credit Locale)	3.56	11/1/07	7,100,000 a	7,100,000
New York State Urban Development
Corporation, COP (James A.
Farley Post Office Project)
(Liquidity Facility; Citigroup
and LOC; Citigroup)	3.52	11/7/07	16,075,000 a,b	16,075,000
Tobacco Settlement Financing
Corporation of New York, Asset
Backed Revenue Bonds (State
Contingency Contract Secured)
(Liquidity Facility; DEPFA
Bank PLC)	3.50	11/7/07	17,495,000 a,b	17,495,000
Tobacco Settlement Financing
Corporation of New York,
Revenue (Liquidity Facility:
Landesbank Hessen-Thuringen
Girozentrale and Merrill Lynch)	3.50	11/7/07	10,000,000 a,b	10,000,000

North Carolina--.2%
Board of Governors of the
University of North Carolina,
CP	3.65	12/11/07	6,500,000	6,500,000

Ohio--2.6%
Akron Bath Copley Joint Township
Hospital District, Health Care

Facilities Revenue (Sumner
Project) (LOC; KBC Bank)	3.50	11/7/07	5,300,000 a	5,300,000
Clark County,
Health Care Facilities Revenue
(The Ohio Masonic Home
Project) (Insured; AMBAC and
Liquidity Facility; JPMorgan
Chase Bank)	3.47	11/7/07	10,175,000 a	10,175,000
Cleveland-Cuyahoga County Port
Authority, Development
Revenue, Refunding (Judson
Project) (LOC; National City
Bank)	3.48	11/7/07	11,320,000 a	11,320,000
Franklin County,
Health Care Facilities Revenue
(Creekside at the Village
Project) (LOC; Key Bank)	3.46	11/7/07	7,250,000 a	7,250,000
Hamilton County,
Hospital Facilities Revenue
(Christ Hospital) (Insured;
FSA and Liquidity Facility;
Svenska Handelsbanken)	3.63	11/7/07	44,560,000 a,b	44,560,000
Ohio Air Quality Development
Authority, PCR, Refunding
(FirstEnergy Generation
Corporation Project) (LOC;
Key Bank)	3.32	11/7/07	20,000,000 a	20,000,000
Ohio Higher Education Facility,
Revenue (Ashland University
Project) (LOC; Key Bank)	3.48	11/7/07	4,500,000 a	4,500,000
University of Cincinnati,
General Receipts Revenue
(Insured; FGIC)	5.50	6/1/08	1,500,000	1,517,032

Oklahoma--1.6%
Oklahoma Water Resources Board,
State Loan Program Revenue
(Liquidity Facility; Bank of
America)	3.54	4/1/08	14,755,000	14,755,000
Oklahoma Water Resources Board,
State Loan Program Revenue
(Liquidity Facility; State
Street Bank and Trust Co.)	3.54	4/1/08	11,685,000	11,685,000
Tulsa County Industrial Authority,
Capital Improvements Revenue
(Liquidity Facility; Bank of
America)	3.70	11/15/07	38,600,000	38,600,000

Oregon--1.8%
Astoria Hospital Facilities
Authority, HR (Columbia
Memorial Hospital Project)
(LOC; U.S. Bank NA)	3.48	11/7/07	18,880,000 a	18,880,000
Oregon,

Homeowner Revenue (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale
and LOC; Trinity Funding Group)	3.53	11/7/07	5,100,000 a,b	5,100,000
Oregon,
TAN	4.50	6/30/08	30,000,000	30,167,276
Portland,
EDR (Broadway Project)
(Insured; AMBAC and Liquidity
Facility; Key Bank)	3.46	11/7/07	5,100,000 a	5,100,000
Salem Hospital Facility Authority,
Revenue (Capital Manor, Inc.
Project) (LOC; Bank of America)	3.48	11/7/07	5,670,000 a	5,670,000
Salem Hospital Facility Authority,
Revenue, Refunding (Capital
Manor, Inc. Project) (LOC;
Bank of America)	3.48	11/7/07	8,970,000 a	8,970,000

Pennsylvania--13.6%
Allegheny County Hospital
Development Authority, Health
Center Revenue, Refunding
(Presbyterian University
Health System, Inc. Project)
(Insured; MBIA and Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.49	11/7/07	16,255,000 a,b	16,255,000
Bethlehem Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.46	11/7/07	54,990,000 a	54,990,000
Chestnut Ridge School District,
GO (Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.46	11/7/07	10,870,000 a	10,870,000
Dauphin County General Authority,
Revenue (Insured; FSA and
Liquidity Facility: Bank of
Nova Scotia and KBC Bank)	3.30	11/7/07	13,955,000 a	13,955,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program)
(Insured; FSA and Liquidity
Facility: Bank of Nova Scotia
and KBC Bank)	3.30	11/7/07	65,100,000 a	65,100,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program II)
(Insured; AMBAC and Liquidity
Facility; Bank of Nova Scotia)	3.46	11/7/07	90,465,000 a	90,465,000
Deutsche Bank Spears/Lifers Trust
(Philadelphia, Gas Works
Revenue) (Insured; AMBAC and
Liquidity Facility; Deutsche
Bank AG)	3.52	11/7/07	4,975,000 a,b	4,975,000

East Hempfield Township Industrial
Development Authority, Revenue
(The Mennonite Home Project)
(LOC; M&T Bank)	3.48	11/7/07	8,630,000 a	8,630,000
Emmaus General Authority,
Local Government Revenue (GIC;
Goldman Sachs and Co.)	3.27	11/7/07	10,000,000 a	10,000,000
Emmaus General Authority,
Local Government Revenue (GIC;
Goldman Sachs and Co.)	3.27	11/7/07	11,300,000 a	11,300,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.27	11/7/07	7,900,000 a	7,900,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.27	11/7/07	8,000,000 a	8,000,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.27	11/7/07	2,000,000 a	2,000,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.27	11/7/07	4,800,000 a	4,800,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.27	11/7/07	10,400,000 a	10,400,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.27	11/7/07	7,800,000 a	7,800,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.27	11/7/07	12,400,000 a	12,400,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.27	11/7/07	4,000,000 a	4,000,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.27	11/7/07	11,800,000 a	11,800,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.27	11/7/07	7,500,000 a	7,500,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.27	11/7/07	12,400,000 a	12,400,000
Harrisburg Authority,
Water Revenue, Refunding
(Insured; FGIC and Liquidity
Facility; FGIC)	3.48	11/7/07	14,405,000 a	14,405,000
Lancaster County Hospital
Authority, Health Center
Revenue (Luthercare Project)
(LOC; M&T Bank)	3.48	11/7/07	13,680,000 a	13,680,000
Moon Industrial Development
Authority, First Mortgage
Revenue (Providence Point
Project) (LOC; Bank of

Scotland)	3.50	11/7/07	40,000,000 a	40,000,000
Pennsylvania Higher Educational
Facilities Authority, Student
Housing Revenue (Washington
and Jefferson Development
Corporation - Washington and
Jefferson College Project)
(LOC; Unicredito Italiano SPA)	3.48	11/7/07	8,000,000 a	8,000,000
Philadelphia School District
TRAN (LOC; Bank of America)	4.50	6/27/08	18,000,000	18,103,863
Schuylkill County,
GO Notes (Insured; AMBAC and
Liquidity Facility; Wachovia
Bank)	3.48	11/7/07	6,205,000 a	6,205,000
South Central Pennsylvania General
Authority, Revenue (Lutheran
Social Services of South
Central Pennsylvania Project)
(LOC; M&T Bank)	3.48	11/7/07	12,700,000 a	12,700,000
Spring Grove Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.46	11/7/07	17,340,000 a	17,340,000
Spring Grove Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.46	11/7/07	19,995,000 a	19,995,000
West Cornwall Township Municipal
Authority, GO Notes, Refunding
(Bethlehem Area School
District Project) (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	3.46	11/7/07	28,300,000 a	28,300,000

South Carolina--.6%
Lexington County School District
Number 1, GO Notes	5.00	2/1/08	5,130,000 c	5,147,852
Puttable Floating Option Tax
Exempt Receipts (South
Carolina Jobs-Economic
Development Authority,
Hospital Improvement Revenue
(Palmetto Health)) (Liquidity
Facility; Merrill Lynch
Capital Services and
LOC; Merrill Lynch)	3.53	11/7/07	19,000,000 a,b	19,000,000

South Dakota--.0%
South Dakota Housing Development
Authority, SFMR (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Pallas Capital Corporation)	3.58	11/7/07	1,830,000 a,b	1,830,000

Tennessee--8.1%
Blount County Public Building
Authority, Local Government
Public Improvement (Liquidity
Facility; Regions Bank)	3.61	11/1/07	20,000,000 a	20,000,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Regions Bank)	3.47	11/7/07	3,405,000 a	3,405,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Regions Bank)	3.47	11/7/07	5,000,000 a	5,000,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Regions Bank)	3.47	11/7/07	6,500,000 a	6,500,000
Claiborne County Industrial
Development Board, Revenue
(Lincoln Memorial University
Project) (LOC; Amsouth Bank)	3.47	11/7/07	9,000,000 a	9,000,000
Knoxville,
Wastewater Systems Revenue
(Putters Program) (Insured;
MBIA and Liquidity Facility;
PB Finance Inc.)	3.51	11/7/07	8,055,000 a,b	8,055,000
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)
(Liquidity Facility:
Bayerische Landesbank and
Landesbank Hessen-Thruingen
Girozentrale)	3.45	11/7/07	19,790,000 a	19,790,000
Metropolitan Government of
Nashville and Davidson County,
CP (Liquidity Facility:
California Public Employees
Retirement System, California
State Teachers Retirement
System and State Street Bank
and Trust Co.)	3.55	1/9/08	33,000,000	33,000,000
Municipal Energy Acquisition
Corporation, Gas Revenue
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank
and LOC; JPMorgan Chase Bank)	3.55	11/7/07	13,375,000 a,b	13,375,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue

(Insured; AMBAC and Liquidity
Facility; DEPFA Bank PLC)	3.62	11/1/07	12,000,000 a	12,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; JPMorgan Chase Bank)	3.62	11/1/07	2,955,000 a	2,955,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; KBC Bank)	3.47	11/7/07	6,635,000 a	6,635,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.47	11/7/07	7,015,000 a	7,015,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.47	11/7/07	10,000,000 a	10,000,000
Shelby County,
GO, Refunding (Liquidity
Facility; Dexia Credit Locale)	3.46	11/7/07	31,450,000 a	31,450,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	3.55	11/7/07	22,500,000 a,b	22,500,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	3.55	11/7/07	83,455,000 a,b	83,455,000
Tennessee,
CP (Liquidity Facility;
Tennessee Consolidated
Retirement System)	3.50	11/15/07	26,000,000	26,000,000
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue (Liquidity Facility;
Deutsche Bank AG and LOC;
Goldman Sachs Group)	3.53	11/7/07	10,825,000 a,b	10,825,000

Texas--16.2%
ABN AMRO Munitops Certificates
Trust (Comal Independent
School District) (Liquidity
Facility; Bank of America and
LOC; Texas Permanent School
Fund Guarantee Program)	3.50	11/7/07	13,450,000 a,b	13,450,000
ABN AMRO Munitops Certificates
Trust (Tarrant Regional Water
District, Water Revenue)

(Insured; FGIC and Liquidity
Facility; Bank of America)	3.50	11/7/07	11,460,000 a,b	11,460,000
Dallas,
Waterworks and Sewer System
Revenue, CP (Liquidity
Facility; Bank of America)	3.74	12/6/07	45,161,000	45,161,000
Dallas Area Rapid Transit,
Transportation Revenue
(Merlots Program) (Insured:
AMBAC and FGIC and Liquidity
Facility; Wachovia Bank)	3.34	11/7/07	24,050,000 a,b	24,050,000
Deutsche Bank Spears/Lifers Trust
(Bullard Independent School
District, Unlimited Tax School
Building Bonds) (Liquidity
Facility; Deutsche Bank AG and
LOC; Permanent School Fund
Guarantee Program)	3.57	11/7/07	3,000,000 a,b	3,000,000
Deutsche Bank Spears/Lifers Trust
(Houston, Combined Utility
System First Lien Revenue)
(Insured; FGIC and Liquidity
Facility; Deutsche Bank AG)	3.50	11/7/07	4,965,000 a,b	4,965,000
Harris County,
CP (Liquidity Facility; Bank
of Nova Scotia)	3.50	11/14/07	39,980,000	39,980,000
Harris County,
CP (Liquidity Facility: Bank
of Nova Scotia and Lloyds TSB
Bank PLC)	3.50	11/15/07	17,948,000	17,948,000
Harris County,
GO Notes, TAN	4.50	2/29/08	30,000,000	30,081,655
Harris County Health Facilities
Development Corporation,
Revenue (The Methodist
Hospital System)	3.43	11/7/07	134,200,000 a	134,200,000
Harris County Metropolitan
Transportation Authority,
Sales and Use Tax Revenue, CP
(LOC; DEPFA Bank PLC)	3.42	1/29/08	20,000,000	20,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.72	11/14/07	25,000,000	25,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.72	11/15/07	25,000,000	25,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.68	12/13/07	5,050,000	5,050,000
Hunt Memorial Hospital District,
GO Notes (Insured; XLCA and
Liquidity Facility; JPMorgan
Chase Bank)	3.50	11/7/07	6,200,000 a	6,200,000
Lower Colorado River Authority,

Revenue, CP (LCRA
Transportation Services
Corporation) (Liquidity
Facility; JPMorgan Chase Bank)	3.45	2/6/08	20,000,000	20,000,000
Macon Trust Various States
(Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue)
(Insured; AMBAC and Liquidity
Facility; Bank of America)	3.50	11/7/07	4,305,000 a,b	4,305,000
Macon Trust Various States
(Matagorda County Navigation
District Number One, PCR,
Refunding (AEP Texas Central
Company Project)) (Insured;
AMBAC and Liquidity Facility;
Bank of America)	3.50	11/7/07	12,000,000 a,b	12,000,000
Midlothian Development Authority,
Tax Increment Contract Revenue	6.70	11/15/07	2,670,000 d	2,726,122
RBC Municipal Products Inc. Trust
(Texas Transportation
Commission, State Highway Fund
First Tier Revenue) (Liquidity
Facility; Royal Bank of Canada)	3.49	11/7/07	10,000,000 a,b	10,000,000
San Antonio,
Sales Tax Revenue, CP (LOC;
Bank of America)	3.55	1/16/08	4,000,000	4,000,000
San Antonio,
Water Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank)	3.34	11/7/07	10,000,000 a,b	10,000,000
Spring Independent School
District, Unlimited Tax
Schoolhouse Bonds (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	3.72	8/15/08	8,500,000	8,500,000
Texas,
TRAN	4.50	8/28/08	17,000,000	17,144,982
Texas Department of
Transportation, State Highway
Fund Revenue, CP (LOC: Bank of
America and State Street Bank
and Trust Co.)	3.55	11/30/07	15,000,000	15,000,000
Texas Department of
Transportation, State Highway
Fund Revenue, CP (LOC: Bank of
America and State Street Bank
and Trust Co.)	3.51	12/11/07	30,000,000	30,000,000
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Revenue (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.68	11/7/07	19,805,000 a,b	19,805,000
Texas Municipal Gas Acquisition

and Supply Corporation I, Gas
Supply Revenue (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.68	11/7/07	5,325,000 a,b	5,325,000
Texas Transportation Commission,
State Highway Fund First Tier
Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	3.51	11/7/07	19,880,000 a,b	19,880,000
Texas Turnpike Authority, Central
Texas Turnpike System, Second
Tier BAN	5.00	6/1/08	16,765,000	16,912,459
University of Texas,
Permanent University Fund
Revenue, CP	3.50	1/22/08	25,000,000	25,000,000
University of Texas,
University Revenue, CP	3.65	11/5/07	6,300,000	6,300,000
University of Texas,
University Revenue, CP	3.57	11/15/07	15,700,000	15,700,000
University of Texas,
University Revenue, CP	3.45	1/23/08	15,000,000	15,000,000

Utah--3.0%
Intermountain Power Agency,
Power Supply Revenue (Insured;
AMBAC and Liquidity Facility;
Morgan Stanley Bank)	3.51	3/17/08	12,350,000	12,350,000
Intermountain Power Agency,
Power Supply Revenue, CP
(Liquidity Facility; Bank of
Nova Scotia)	3.65	12/13/07	9,000,000	9,000,000
Intermountain Power Agency,
Power Supply Revenue,
Refunding (Insured; AMBAC and
Liquidity Facility; Morgan
Stanley Bank)	3.50	3/17/08	10,000,000	10,000,000
Murray City,
HR (IHC Health Services Inc.)	3.57	11/1/07	20,950,000 a	20,950,000
Murray City,
HR (IHC Health Services Inc.)	3.43	11/7/07	43,600,000 a	43,600,000
Murray City,
HR (IHC Health Services Inc.)	3.50	11/7/07	25,000,000 a	25,000,000

Vermont--.1%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (North Country
Hospital Project) (LOC; TD
Banknorth, N.A.)	3.43	11/1/07	5,275,000 a	5,275,000

Virginia--1.7%
Alexandria Industrial Development
Authority, Revenue (Institute

for Defense Analyses Project)
(Insured; AMBAC and Liquidity
Facility; Wachovia Bank)	3.51	11/7/07	13,310,000 a	13,310,000
Montgomery County Industrial
Development Authority, Revenue
(Virginia Tech Foundation)
(LOC; Bank of America)	3.60	11/1/07	15,300,000 a	15,300,000
Norfolk Redevelopment and Housing
Authority, First Mortgage
Revenue (Fort Norfolk
Retirement Community, Inc. -
Harbor's Edge Project) (LOC;
HSH Nordbank AG)	3.45	11/7/07	20,000,000 a	20,000,000
Richmond Industrial Development
Authority, Educational
Facilities Revenue (Church
Schools in the Diocese of
Virginia) (LOC; SunTrust Bank)	3.60	11/1/07	12,650,000 a	12,650,000
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.50	11/7/07	7,500,000 a,b	7,500,000

Washington--2.1%
Energy Northwest,
Electric Revenue, Refunding
(Putters Program) (Columbia
Generating Station) (Insured;
AMBAC and Liquidity Facility;
PB Finance Inc.)	3.51	11/7/07	5,225,000 a,b	5,225,000
King County,
GO (Insured; FGIC and
Liquidity Facility; BP Finance
Inc.)	3.51	11/1/07	1,990,000 a	1,990,000
Tulalip Tribes of the Tulalip
Reservation, Revenue,
Refunding (Capital Projects)
(LOC; Wells Fargo Bank)	3.45	11/7/07	22,885,000 a	22,885,000
Washington,
GO Notes (Merlots Program)
(Insured: FGIC and MBIA and
Liquidity Facility; Wachovia
Bank)	3.34	11/7/07	20,000,000 a,b	20,000,000
Washington,
GO Notes (Various Purpose)
(Insured; FGIC)	5.00	1/1/08	6,875,000	6,891,412
Washington,
Motor Vehicle Fuel Tax GO Notes	4.00	7/1/08	7,720,000	7,744,273
Washington Health Care Facilities
Authority, Revenue (Seattle
Cancer Care Alliance) (LOC;
Key Bank)	3.55	11/7/07	4,055,000 a	4,055,000
Washington Higher Education

Facilities Authority, Revenue,
Refunding (Saint Martins
University Project) (LOC; Key
Bank)	3.50	11/7/07	9,000,000 a	9,000,000
Washington Housing Finance
Commission, Nonprofit Revenue,
Refunding (Panorama City
Project) (LOC; Key Bank)	3.58	11/1/07	6,000,000 a	6,000,000

Wisconsin--1.1%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility: Lloyds TSB Bank PLC
and Merrill Lynch)	3.53	11/7/07	5,540,000 a,b	5,540,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Gunderson Lutheran) (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	3.58	11/1/07	11,970,000 a	11,970,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(ProHealth Care, Inc.
Obligated Group) (Insured;
AMBAC and LOC; Bank One)	3.58	11/1/07	16,350,000 a	16,350,000
Wisconsin Public Power Inc.,
Power Supply System Revenue
(Putters Program) (Insured;
AMBAC and Liquidity Facility;
PB Capital Finance)	3.51	11/7/07	10,325,000 a,b	10,325,000

Wyoming--.7%
Natrona County,
HR, Refunding (Wyoming Medical
Center Project) (Insured;
AMBAC and Liquidity Facility;
Bank of Nova Scotia)	3.27	11/7/07	27,595,000 a	27,595,000

U.S. Related--1.4%
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	3.51	11/7/07	17,000,000 a,b	17,000,000
Puerto Rico Commonwealth,
TRAN (LOC: Banco Bilbao
Vizcaya Argentaria S.A., Banco
Santander S.A., Bank of Nova
Scotia, BNP Paribas, Dexia
Credit Locale, Fortis Bank and
KBC Bank)	4.25	7/30/08	38,000,000 c	38,235,220

Total Investments (cost $4,134,579,962)		101.3%	4,134,580,503
Liabilities, Less Cash and Receivables		(1.3%)	-52,025,658
Net Assets		100.0%	4,082,554,845

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, these securities
	amounted to $981,029,000 or 24.0% of net assets.
c	Purchased on a delayed delivery basis.
d	This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are
	collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the
	municipal issue and to retire the bonds in full at the earliest refunding date.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement

SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Tax Exempt Cash Management Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	December 18, 2007`

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)